INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of provision for income taxes

	Years Ended December 31,
	2018	2019	2020
	$	$	$
Income (loss) before income taxes
Canada	10,570	(61,880)	(31,896)
United States	61,377	8,319	(113,262)
PRC including Hong Kong and Taiwan	178,050	204,632	189,398
Japan	27,555	29,335	50,642
Other	26,848	28,215	50,381
	304,400	208,621	145,263
Current tax expense (benefit)
Canada	(1,846)	(3,420)	36,226
United States	(14,786)	(4,803)	(71,421)
PRC including Hong Kong and Taiwan	27,285	44,622	30,276
Japan	5,325	13,229	18,941
Other	2,397	7,057	8,233
	18,375	56,685	22,255
Deferred tax expense (benefit)
Canada	12,117	(6,558)	(10,792)
United States	32,696	(2,412)	23,173
PRC including Hong Kong and Taiwan	2,653	(5,333)	(17,998)
Japan	(3,381)	(2,953)	(10,571)
Other	(491)	2,637	(8,050)
	43,594	(14,619)	(24,238)
Total income tax expense (benefit)
Canada	10,271	(9,978)	25,434
United States	17,910	(7,215)	(48,248)
PRC including Hong Kong and Taiwan	29,938	39,289	12,278
Japan	1,944	10,276	8,370
Other	1,906	9,694	183
	61,969	42,066	(1,983)

Schedule of movement and balance of the Company's liability for uncertain tax positions (excluding interest and penalties)

	Years Ended December 31,
	2018	2019	2020
	$	$	$
Beginning balance	6,181	15,730	10,557
Addition for tax positions related to the current year	9,806	11	—
Reductions for tax positions from prior years/Statute of limitations expirations	—	(5,720)	(1,011)
Foreign exchange effect	(257)	536	82
Ending balance	15,730	10,557	9,628

Schedule of components of the deferred tax assets and liabilities

	At December 31,	At December 31,
	2019	2020
	$	$
Deferred tax assets:
Accrued warranty costs	8,326	8,699
Bad debt allowance	10,324	3,218
Inventory write-down	1,128	3,121
Future deductible expenses	20,731	24,454
Depreciation and impairment difference of property, plant and equipment and solar power systems	23,380	30,138
Accrued liabilities related to antidumping, countervailing and other duty costs and true-up charges	496	406
Government subsidies	8,927	16,461
Net operating losses carry-forward	112,710	85,850
Unrealized foreign exchange loss and capital loss	7,064	1,221
Interest limitation	2,767	1,956
Others	26,415	30,958
Total deferred tax assets, gross	222,268	206,482
Valuation allowance	(70,627)	(50,118)
Total deferred tax assets, net of valuation allowance	151,641	156,364

Deferred tax liabilities:
Derivative assets	217	996
Depreciation difference of property, plant and equipment	18,789	17,027
Insurance recoverable	15,771	785
Unrealized foreign exchange gain	10,984	10,746
Others	8,380	5,234
Total deferred tax liabilities	54,141	34,788
Net deferred tax assets	97,500	121,576
Analysis as:
Deferred tax assets	153,963	170,656
Deferred tax liabilities	(56,463)	(49,080)
Net deferred tax assets	97,500	121,576

Schedule of movement of the valuation allowance

	Years Ended December 31,
	2018	2019	2020
	$	$	$
Beginning balance	65,399	76,522	70,627
Additions (reversals)	11,051	(6,156)	(21,585)
Foreign exchange effect	72	261	1,076
Ending balance	76,522	70,627	50,118

Schedule of reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes

	Years Ended December 31,
	2018	2019	2020
Combined federal and provincial income tax rate	27%	27%	27%
Effect of permanent difference	(11)%	(1)%	4%
Effect of different tax rate on earnings in other jurisdictions	—%	3%	(6)%
Effect of tax holiday	(1)%	(4)%	(1)%
Unrecognized tax provision	4%	(3)%	(13)%
Change in valuation allowance	7%	(3)%	(14)%
Effect of change in tax rate	(3)%	(1)%	2%
Others	(3)%	2%	—%
	20%	20%	(1)%

Schedule of aggregate amount and per share effect of the tax holiday

	Years Ended December 31,
	2018	2019	2020

	(In Thousands of U.S. Dollars, except per share data)
The aggregate amount	3,089	7,956	1,287
Per share — basic	0.05	0.13	0.02
Per share — diluted	0.05	0.13	0.02